Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 02, 2021	Jul. 03, 2021	Apr. 03, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net (loss) income	$ (11,296)	$ (53,598)	$ 8,533	$ 17,740	$ 16,414	$ (15,451)	$ (56,361)	$ 18,703	$ 15,983	$ 7,457
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments							(1,924)	404	2,825	(664)
Comprehensive (loss) income							$ (58,285)	$ 19,107	$ 18,808	$ 6,787